Derivative Financial Instruments (Tables)	6 Months Ended
Jun. 30, 2025
Derivative Financial Instruments [Abstract]
Schedule of Reconciliation on Derivative Financial Instrument

	June 30, 2025	December 31, 2024
	(in thousands)
	£	£
Opening Balance	—	—
Initial recognition on issuance of warrants	4,439	—
Losses on warrant remeasurement	12,648	—
Exercise of warrants	(14,483)	—

Closing Balance	2,604	—